Subsequent Events	12 Months Ended
Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Events
10.  Subsequent Events

Management performed its evaluation of subsequent events through the date of filing, and has determined that there were no subsequent events requiring adjustments of or disclosure in the financial statements other than those disclosed below.

Ceres, SECOR Capital Advisors, L.P. (“SECOR”) and Spectrum Technical entered into a management agreement pursuant to which, as of January 1, 2015, SECOR serves as a trading advisor to Spectrum Technical and trades its allocated portion of Spectrum Technical’s net assets through the Partnership’s investment in SECOR Master Fund, L.P. pursuant to the SECOR Alpha Program.